Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015
C000008004
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 28,555	$ 28,121	$ 27,632	$ 26,085	$ 25,912	$ 23,134	$ 24,668	$ 24,148	$ 23,748	$ 22,953	$ 23,299	$ 23,432	$ 23,929	$ 23,646	$ 22,895	$ 21,757	$ 19,043	$ 17,545	$ 17,351	$ 15,985	$ 17,792	$ 16,879	$ 16,705	$ 15,926	$ 14,427	$ 14,143	$ 14,361	$ 13,564	$ 14,195	$ 12,860	$ 12,629	$ 12,151	$ 11,480	$ 10,874	$ 11,336	$ 10,904	$ 10,244	$ 10,619	$ 10,569	$ 10,359	$ 10,000
C000008005
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,132	14,139	14,069	13,505	12,157	12,098	12,199	11,780	11,689	11,139	10,732	10,375	10,015	9,240	8,322	8,205	7,346	6,073	7,145	6,954	9,608	9,833	10,207	10,856	10,282	10,811	12,177	11,874	11,616	10,640	10,115	10,157	10,681	10,010	9,799	9,700	8,047	9,117	9,356	11,316	10,000
C000008006
Account Value [Line Items]
Account Value	$ 71,210	71,234	70,875	68,014	61,214	60,896	61,390	59,272	58,811	56,025	53,973	52,159	50,340	46,445	41,813	41,222	36,898	30,497	35,871	34,907	48,217	49,349	51,210	54,456	51,571	54,207	61,041	59,510	58,204	53,303	50,663	50,863	53,479	50,111	49,039	48,535	40,260	45,599	46,789	56,593	50,000
C000008007
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 20,797	21,279	22,339	20,462	20,201	18,015	19,707	19,688	18,981	18,320	18,270	17,785	17,811	18,860	18,696	17,351	17,047	15,302	16,016	14,809	14,675	13,651	13,012	12,620	12,969	12,619	12,900	11,755	12,621	11,745	11,906	11,242	10,321	9,862	11,154	10,325	10,049	10,747	11,434	10,681	10,000
C000008008
Account Value [Line Items]
Account Value	$ 104,515	106,912	112,225	102,786	101,464	90,465	98,958	98,848	95,285	91,952	91,691	89,250	89,362	94,619	93,781	87,026	85,488	76,735	80,306	74,244	73,563	68,420	65,205	63,233	64,976	63,214	64,616	58,873	63,203	58,804	59,607	56,278	51,659	49,352	55,812	51,660	50,269	53,762	57,191	53,412	50,000
C000031350
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 31,412	30,079	29,229	26,823	26,322	23,230	25,100	23,676	23,364	22,086	22,663	22,665	23,847	23,969	23,191	22,113	19,756	18,022	17,568	16,142	17,729	16,830	16,490	15,866	14,451	14,307	14,618	13,678	14,578	13,100	12,582	12,262	11,560	10,905	11,232	10,627	9,916	10,207	10,352	10,293	10,000
C000135474
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 31,385	30,052	29,207	26,803	26,303	23,217	25,083	23,663	23,352	22,075	22,649	22,650	23,834	23,956	23,183	22,105	19,751	18,015	17,564	16,139	17,724	16,825	16,486	15,863	14,450	14,309	14,619	13,682	14,580	13,100	12,584	12,263	11,562	10,903	11,232	10,630	9,917	10,206	10,354	10,292	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	32,223	31,133	28,307	27,206	23,351	25,708	23,122	22,835	21,543	22,827	22,831	24,934	25,938	24,753	23,625	21,042	18,003	17,818	15,645	17,455	16,368	16,081	15,832	14,501	14,435	15,042	14,063	14,846	13,546	12,920	12,438	11,862	10,928	11,125	10,491	9,745	10,487	10,657	10,520	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	32,223	31,133	28,307	27,206	23,351	25,708	23,122	22,835	21,543	22,827	22,831	24,934	25,938	24,753	23,625	21,042	18,003	17,818	15,645	17,455	16,368	16,081	15,832	14,501	14,435	15,042	14,063	14,846	13,546	12,920	12,438	11,862	10,928	11,125	10,491	9,745	10,487	10,657	10,520	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 171,777	161,116	155,666	141,534	136,032	116,755	128,538	115,612	114,174	107,714	114,134	114,155	124,669	129,688	123,765	118,127	105,209	90,017	89,088	78,224	87,277	81,842	80,404	79,161	72,505	72,175	75,212	70,313	74,230	67,732	64,598	62,189	59,308	54,641	55,627	52,453	48,723	52,435	53,287	52,598	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	32,223	31,133	28,307	27,206	23,351	25,708	23,122	22,835	21,543	22,827	22,831	24,934	25,938	24,753	23,625	21,042	18,003	17,818	15,645	17,455	16,368	16,081	15,832	14,501	14,435	15,042	14,063	14,846	13,546	12,920	12,438	11,862	10,928	11,125	10,491	9,745	10,487	10,657	10,520	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 171,777	161,116	155,666	141,534	136,032	116,755	128,538	115,612	114,174	107,714	114,134	114,155	124,669	129,688	123,765	118,127	105,209	90,017	89,088	78,224	87,277	81,842	80,404	79,161	72,505	72,175	75,212	70,313	74,230	67,732	64,598	62,189	59,308	54,641	55,627	52,453	48,723	52,435	53,287	52,598	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	32,223	31,133	28,307	27,206	23,351	25,708	23,122	22,835	21,543	22,827	22,831	24,934	25,938	24,753	23,625	21,042	18,003	17,818	15,645	17,455	16,368	16,081	15,832	14,501	14,435	15,042	14,063	14,846	13,546	12,920	12,438	11,862	10,928	11,125	10,491	9,745	10,487	10,657	10,520	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 34,355	32,223	31,133	28,307	27,206	23,351	25,708	23,122	22,835	21,543	22,827	22,831	24,934	25,938	24,753	23,625	21,042	18,003	17,818	15,645	17,455	16,368	16,081	15,832	14,501	14,435	15,042	14,063	14,846	13,546	12,920	12,438	11,862	10,928	11,125	10,491	9,745	10,487	10,657	10,520	10,000
NACC2 Index: Dividend Growth Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dividend Growth Spliced Index
Account Value	$ 31,623	30,278	29,418	26,993	26,487	23,371	25,249	23,814	23,497	22,207	22,781	22,777	23,961	24,079	23,297	22,210	19,840	18,097	17,638	16,190	17,779	16,876	16,532	15,905	14,487	14,342	14,650	13,708	14,608	13,124	12,603	12,280	11,577	10,919	11,247	10,638	9,922	10,211	10,353	10,293	10,000
NACC2 Index: Spliced Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Account Value	$ 11,358	11,574	11,651	11,296	10,392	10,067	10,496	10,330	10,380	9,938	9,784	9,640	9,278	8,718	7,965	7,877	7,132	5,979	7,074	7,090	9,940	10,300	10,633	11,080	10,686	10,989	12,089	11,626	11,616	10,549	9,921	9,855	10,214	9,626	9,381	9,413	7,946	9,143	9,505	11,152	10,000
NACC2 Index: Spliced Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Energy Index
Account Value	$ 56,789	57,868	58,257	56,479	51,958	50,333	52,480	51,652	51,899	49,689	48,922	48,199	46,389	43,588	39,826	39,386	35,662	29,897	35,368	35,449	49,699	51,501	53,163	55,399	53,429	54,947	60,443	58,128	58,080	52,744	49,604	49,275	51,068	48,128	46,907	47,066	39,729	45,715	47,523	55,760	50,000
NACC2 Index: MSCI ACWI Health Care
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care
Account Value	$ 20,429	20,658	21,152	19,592	19,481	17,268	18,746	18,699	18,304	17,576	18,035	17,948	18,099	19,023	18,853	17,411	16,843	14,796	15,460	14,354	14,306	13,422	12,794	12,465	12,439	12,202	12,483	11,609	12,294	11,358	11,221	10,686	9,894	9,546	10,692	10,010	9,581	10,316	11,169	10,574	10,000
NACC2 Index: MSCI ACWI Health Care
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Health Care
Account Value	$ 102,144	103,290	105,761	97,961	97,407	86,339	93,732	93,493	91,518	87,879	90,175	89,741	90,496	95,115	94,267	87,053	84,216	73,981	77,301	71,771	71,528	67,109	63,970	62,323	62,194	61,010	62,413	58,045	61,469	56,791	56,103	53,428	49,470	47,731	53,460	50,050	47,904	51,580	55,844	52,868	50,000
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Account Value	$ 31,623	30,278	29,418	26,993	26,487	23,371	25,249	23,814	23,497	22,207	22,781	22,777	23,961	24,079	23,297	22,210	19,840	18,097	17,638	16,190	17,779	16,876	16,532	15,905	14,487	14,342	14,650	13,708	14,608	13,124	12,603	12,280	11,577	10,919	11,247	10,638	9,922	10,211	10,353	10,293	10,000
NACC2 Index: Spliced S&P U.S. Dividend Growers Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced S&P U.S. Dividend Growers Index TR
Account Value	$ 31,623	$ 30,278	$ 29,418	$ 26,993	$ 26,487	$ 23,371	$ 25,249	$ 23,814	$ 23,497	$ 22,207	$ 22,781	$ 22,777	$ 23,961	$ 24,079	$ 23,297	$ 22,210	$ 19,840	$ 18,097	$ 17,638	$ 16,190	$ 17,779	$ 16,876	$ 16,532	$ 15,905	$ 14,487	$ 14,342	$ 14,650	$ 13,708	$ 14,608	$ 13,124	$ 12,603	$ 12,280	$ 11,577	$ 10,919	$ 11,247	$ 10,638	$ 9,922	$ 10,211	$ 10,353	$ 10,293	$ 10,000